Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental income	$ 152,432	$ 143,757	$ 293,076	$ 267,385	$ 193,080
Interest income from real estate notes receivable and other income	1,239	2,616	4,304	4,792	7,585
Total revenues	153,671	146,373	297,380	272,177	200,665
Expenses:
Rental	46,461	47,294	95,046	88,483	65,307
General and administrative	12,665	10,915	21,741	20,879	16,008
Non-traded REIT	0	3,847	4,340	7,816	2,745
Acquisition-related	1,683	5,292	8,843	2,130	11,317
Depreciation and amortization	57,973	57,863	115,497	106,551	77,499
Listing	4,405	12,544	22,573	0	0
Redemption, termination, and release payment to former advisor			0	0	7,285
Total expenses	123,187	137,755	268,040	225,859	180,161
Income before other income (expense)	30,484	8,618	29,340	46,318	20,504
Interest expense:
Interest related to debt	(23,397)	(20,476)	(39,868)	(39,040)	(25,915)
Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	8,167	(6,234)	(12,611)	(2,279)	(2,816)
Debt extinguishment costs	0	(1,886)	(1,886)	0	0
Other income	18	91	89	174	119
Income (loss) from continuing operations	15,272	(19,887)	(24,936)	5,173	(8,108)
Income from discontinued operations	345	267	568	420	189
Net income (loss)	15,617	(19,620)	(24,368)	5,593	(7,919)
Net (income) loss attributable to noncontrolling interests	(30)	(8)	(40)	(30)	25
Net income (loss) attributable to controlling interest	$ 15,587	$ (19,628)	$ (24,408)	$ 5,563	$ (7,894)
Net income (loss) per unit attributable to controlling interest - basic
Continuing operations (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Discontinued operations (usd per unit)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net (loss) income (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Earnings (loss) per unit attributable to controlling interest - diluted
Continuing operations (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Discontinued operations (usd per unit)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net income (loss) (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Weighted average number of units outstanding:
Basic (in units)	224,436	230,029	224,681	224,056	165,715
Diluted (in units)	224,436	230,029	224,681	224,056	165,715
Distributions declared per common unit (usd per unit)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73